Retirement benefits obligations - Contributions and funding (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit plans
Estimate of contributions expected to be paid to plan for next annual reporting period	SFr 213,000
Net defined benefit (liability) asset	(1,481,738)	SFr (639,351)
Experience adjustment	(1,048,239)	(376,393)
Actuarial gains on plan assets	302,384	914
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset	(8,583,214)	(7,060,278)	SFr (3,607,276)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset	7,101,476	6,420,927	SFr 3,363,412
Actuarial gains on plan assets	SFr 302,384	SFr 914